Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Information About Balance Sheet Classification of Accruals
The following table provides information about the balance sheet classification of these accruals:

	As of December 31,
(MILLIONS OF DOLLARS)	2017	2016
Reserve against Trade accounts receivable, less allowance for doubtful accounts	$1,352	$1,154

Other current liabilities:
Accrued rebates	2,674	2,261
Other accruals	512	509

Other noncurrent liabilities	385	357
Total accrued rebates and other accruals	$4,923	$4,282